Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common stock (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Net Income Loss Per Common Stock Abstract
Diluted weighted average shares outstanding	7,391,537	19,428,760	10,626,479	20,403,518	19,550,323	21,987,500
Diluted net income (loss) per share of common stock	$ 0.08	$ (0.06)	$ 0.00	$ 0.08	$ 0.09	$ (0.04)